Description of the Plan (Details) - EBP 050	12 Months Ended
	Dec. 31, 2025 USD ($) fund loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Transfers from the plan	$ 1,226,000
Pretax, minimum annual compensation to total compensation, percentage	1.00%
Participant compensation matched, percentage	4.00%
Discretionary annual employer contribution	$ 0	$ 0
Number of separate investment funds | fund	24
Involuntary cash-out limit	$ 7,000
Former participants, Maximum break in service, period	1 year
Pretax, maximum annual compensation to total compensation, percentage	80.00%
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to Total Account, term	12 months
Maximum number of participant loans outstanding | loan	2
Maximum borrowing term	60 months
Basis spread on variable rate	1.00%
Minimum
EBP, Description of Plan [Line Items]
Matching percentage	0.00%
Participant loan interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant loan interest rate	9.50%
Weighted Average
EBP, Description of Plan [Line Items]
Participant loan interest rate	8.00%	7.20%